Fair Value of Financial Instruments (Tables) (Brooklyn ImmunoTherapeutics, LLC)	9 Months Ended
Sep. 30, 2020
Brooklyn Immunotherapeutics, LLC [Member]
Schedule of Fair Value of Liabilities

The following tables summarize the liabilities that are measured at fair value as of September 30, 2020 and December 31, 2019:

	September 30, 2020
Description	Level 1	Level 2	Level 3
Liabilities:
Contigent consideration	-	-	870,000
Total	$-	$-	$870,000

	December 31, 2019
Description	Level 1	Level 2	Level 3
Liabilities:
Contigent consideration	-	-	870,000
Total	$-	$-	$870,000